Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures
8

Investment in associates and joint ventures
Investments in associates and joint ventures
2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 866 1,208 46,478 40,957 1,286 1,038
Other investments in associates and joint ventures
379
1,587
Investments in associates and joint ventures
2020
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 653 1,202 50,123 44,597 1,388 1,093
Other investments in associates and joint ventures
273
1,475
The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.
TMBThanachart Bank Public Company Limited
ING Group has a 23 % investment in TMBThanachart Bank Public Company Limited (hereafter: TTB), a bank listed on the Stock Exchange of Thailand. TTB is providing products and services to Wholesale, Small and Medium
Enterprise (SME), and Retail customers. TTB is accounted for as an investment in associate based on the size of
ING shareholding and representation on the Board.
Impairment testing
The fair value has been below the purchase cost of the investment for a prolonged period of time (since 1Q
2020). This is considered to be objective evidence of impairment. As a result ING performed an impairment test
at 31 December 2021 that did not lead to an impairment

loss (2020: EUR
230

million). Furthermore, no reversal
of impairment was recognised.
Methodology
The recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use
(‘VIU’). Fair value less costs of disposal is based on observable share price. The VIU calculation uses discounted
cash flow projections based on management’s best estimates. VIU is derived using a Dividend Discount Model
(DDM) where distributable equity, i.e. future earnings available to ordinary shareholders, is used as a proxy for future cash flows. The valuation looks at expected cash flows into perpetuity resulting in two main components to the VIU calculation:
i) the estimation of future earnings over a 5

year forecast period; and
ii) the terminal value being the extrapolation of earnings into perpetuity applying a long term growth
rate. The earnings that are used for extrapolation represent the stable long term financial results and position of TTB,

i.e. a steady state. The terminal value comprises the majority of the total VIU.
Key assumptions used in the VIU calculation as at 31 December

2021
The VIU is determined using a valuation model which is subject to multiple management assumptions. The key
assumptions, i.e. those to which the overall result is most sensitive to, are the following:
Expected future earnings of TTB: based on forecasts derived from broker consensus over the short to medium term and TTB observable targets for steady state earnings into perpetuity. A capital maintenance charge is applied, which is management’s forecast of the earnings that need to be withheld in order for TTB to meet target regulatory requirements over the forecast period;
Discount rate (cost of equity): 8.74% (2020: 8.49%), based on the capital asset pricing model (CAPM)
calculated for TTB using current market data.
Terminal growth rate: 2.30% (2020: 1.60%) consistent with current long term government bond yield in
Thailand as a proxy for a risk-free rate;
To assess the risk of further impairment at 31 December 2021, the model was evaluated for reasonably possible changes to key assumptions in the model. This reflects the sensitivity of the VIU to each key assumption on its
own and it is possible that more than one favourable and/or unfavourable change may occur at the same time.
Holding the other key assumptions constant, a reduction in all of the forecasted annual cash flows, including terminal value, of 13.0 % or an increase in the discount of 112 bps would reduce the recoverable amount to the carrying amount. A reasonably possible change in the terminal growth rate to zero would not cause the VIU to
equal the carrying amount.
Reversal of the impairment loss recognised in 2020 was not considered appropriate as at 31 December 2021 mainly due to the lack of sufficiently positive changes observed in the underlying performance of TTB since the
impairment loss in 2020 as reflected in the broker consensus. Furthermore, the share price remains below the
original cost of the investment for a prolonged period of time.
Other investments in associates and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and financial
technology funds or vehicles operating predominantly in Europe.

Other investments in associates and joint ventures represents a number of associates and joint ventures that are individually not significant to ING Group.

Significant influence for associates in which the interest held is below 20%, is based on the combination of ING
Group’s financial interest and other arrangements, such as participation in the Board of Directors.
The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends they can pay to ING. These restrictions are for example dependent on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate. In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, rating agency and regulatory views, which can change over time.
Changes in Investments in associates and joint ventures
in EUR million
2021 2020
Opening balance
1,475 1,790
Additions
91 24
Revaluations
-24 -3
Share of results
141 66
Dividends received
-34 -12
Disposals
-23 -12
Impairments
-3 -235
Exchange rate differences -31 -144
Other
-5 0
Closing balance 1,587 1,475
Share of results from associates and joint ventures of EUR 141 million (2020: EUR
66

million) as included in the
table above is mainly attributable to results of TTB of EUR 61 million (2020: EUR
70

million), EUR 28 million gain
on our stake in Ebusco and other share of results. In 2020 impairments is predominantly attributable to TTB.